UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21225

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Bond Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$666,005
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	727,674

		$1,393,679

Education — 29.7%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$783,203
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,095,220
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	1,000	1,101,190
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	894,508
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,112,473
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,041,230

		$7,027,824

General Obligations — 13.0%
Boston, 4.00%, 4/1/24	$200	$214,488
Cambridge, 4.00%, 2/15/21	395	442,187
Danvers, 5.25%, 7/1/36	565	604,708
Plymouth, 5.00%, 5/1/26	250	274,912
Plymouth, 5.00%, 5/1/31	225	240,050
Plymouth, 5.00%, 5/1/32	205	217,907
Wayland, 5.00%, 2/1/33	340	364,463
Wayland, 5.00%, 2/1/36	510	541,171
Winchester, 5.00%, 4/15/36	160	170,021

		$3,069,907

Hospital — 16.3%
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$780,502
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	418,292
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	509,620
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	755,737
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,240
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,016,090

		$3,851,481

Insured-Education — 15.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$784,721
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	774,420
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,201,478
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	835,117

		$3,595,736

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$968,517

		$968,517

Insured-Escrowed/Prerefunded — 11.3%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$1,884,333
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), Escrowed to Maturity, 5.00%, 7/1/35	750	802,305

		$2,686,638

Insured-General Obligations — 13.9%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,275,079
Revere, (AGC), 5.00%, 4/1/39	1,000	1,013,740

		$3,288,819

Insured-Hospital — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$230,525

		$230,525

Insured-Lease Revenue/Certificates of Participation — 4.9%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,169,280

		$1,169,280

Insured-Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$449,242

		$449,242

Insured-Special Tax Revenue — 16.1%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,228,111
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	471,348
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,195,345
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	847,845
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	85,016

		$3,827,665

Insured-Water and Sewer — 4.4%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,054,906

		$1,054,906

Other Revenue — 3.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$352,490
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	517,611

		$870,101

Senior Living/Life Care — 2.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$674,642

		$674,642

Special Tax Revenue — 5.8%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$102,738
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,280,785

		$1,383,523

Transportation — 9.5%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,030,280
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	509,070
Massachusetts Port Authority, 5.00%, 7/1/28	250	273,152
Massachusetts Port Authority, 5.00%, 7/1/34	435	450,460

		$2,262,962

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.5%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$826,657

		$826,657

Total Tax-Exempt Investments — 163.0% (identified cost $37,234,710)		$38,632,104

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.3)%		$(13,575,182)

Other Assets, Less Liabilities — (5.7)%		$(1,358,040)

Net Assets Applicable to Common Shares — 100.0%		$23,698,882

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 44.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 18.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $335,118.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	14 U.S. Long Treasury Bond	Short	$(1,826,318)	$(1,796,375)	$29,943

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $29,943.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,875,444

Gross unrealized appreciation	$1,847,423
Gross unrealized depreciation	(420,763)

Net unrealized appreciation	$1,426,660

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$38,632,104	$—	$38,632,104
Total Investments	$—	$38,632,104	$—	$38,632,104
Futures Contracts	$29,943	$—	$—	$29,943
Total	$29,943	$38,632,104	$—	$38,662,047

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014